Convertible loans - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 19, 2020 USD ($) $ / shares	Apr. 24, 2020 USD ($) day borrowingComponent	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance			$ 50,000
Convertible loans, derivatives			73,208	$ 0
Convertible loans, long-term				0
Convertible loans, short-term				0
Loss on change in fair value of derivatives			45,411	$ 0	$ 0
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share) | $ / shares	$ 19.00
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		$ 115,000
Number of borrowing components | borrowingComponent		2
Borrowings, interest rate		5.95%
Exit fee		2.00%
Cash and cash equivalents, minimum quarterly balance		$ 50,000
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		65,000
Borrowings	$ 65,000	$ 65,000
Borrowings maturity		5 years
Conversion percentage		130.00%
Convertible loans, derivatives		$ 27,797	51,229
Implied effective interest rate	23.00%
Interest expense on borrowings			4,756
Loans received			38,406
Convertible loans, long-term			34,775
Convertible loans, short-term			3,631
Loss on change in fair value of derivatives			23,432
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		50,000
Borrowings		$ 50,000
Average volume weighted price of common shares		120.00%
Sale of assets greater than enterprise value		50.00%
Acquisition of common shares		50.00%
Convertible loans, derivatives			21,979
Loss on change in fair value of derivatives			$ 21,979
Increase (decrease) in estimated probability of derivative			10.00%
Value of change in derivative			$ 2,198
Disbursement upon receipt of regulatory approval for Lonca | Conversion period one
Disclosure of detailed information about borrowings [line items]
Conversion period, following approval		1 year
Conversion features, percentage in excess		275.00%
Conversion feature, trading days of weighted average price of common shares | day		20
Conversion feature, trading days of weighted average price of common share, consecutive days | day		30
Disbursement upon receipt of regulatory approval for Lonca | Conversion period two
Disclosure of detailed information about borrowings [line items]
Conversion period, following approval		3 years
Conversion features, percentage in excess		175.00%
Disbursement upon receipt of regulatory approval for Lonca | Bottom of range
Disclosure of detailed information about borrowings [line items]
Conversion percentage		81.00%
Disbursement upon receipt of regulatory approval for Lonca | Top of range
Disclosure of detailed information about borrowings [line items]
Conversion percentage		150.00%